Net Interest Income and Average Balance Sheet and Interest Rates (Tables)	6 Months Ended
Mar. 31, 2023
Net interest income and average balance sheet and interest rates
Schedule of net interest income

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Interest income[1]
Calculated using the effective interest method
Cash and balances with central banks	1,806	637	46	184	large
Collateral paid	269	64	4	large	large
Investment securities	918	620	506	48	81
Loans	16,276	11,549	9,547	41	70
Other financial assets	10	2	-	large	-
Assets held for sale	-	-	6	-	(100)
Total interest income calculated using the effective interest method	19,279	12,872	10,109	50	91
Other
Net ineffectiveness on qualifying hedges	62	(50)	(27)	large	large
Trading securities and financial assets measured at FVIS	498	224	123	122	large
Total other	560	174	96	large	large
Total interest income	19,839	13,046	10,205	52	94
Interest expense
Calculated using the effective interest method
Collateral received	(142)	(60)	(4)	137	large
Deposits and other borrowings	(6,151)	(2,098)	(712)	193	large
Debt issues	(2,268)	(1,406)	(851)	61	167
Loan capital	(620)	(586)	(440)	6	41
Other financial liabilities	(234)	(117)	(45)	100	large
Total interest expense calculated using the effective interest method	(9,415)	(4,267)	(2,052)	121	large
Other
Deposits and other borrowings	(801)	(350)	(49)	129	large
Trading liabilities[2]	(188)	717	452	large	large
Debt issues	(116)	(62)	(31)	87	large
Bank levy	(164)	(163)	(177)	1	(7)
Other interest expense	(42)	(48)	(60)	(13)	(30)
Total other	(1,311)	94	135	large	large
Total interest expense	(10,726)	(4,173)	(1,917)	157	large
Net interest income	9,113	8,873	8,288	3	10

1.	Included items relating to compliance, regulation and remediation costs recognised as a $9 million addition to net interest income (Second Half 2022: $8 million reduction, First Half 2022: $9 million addition). Refer to Note 13 for further details.
2.	Includes net impact of Treasury balance sheet management activities.

Summary of the average daily balances of the Group's interest earning assets and interest bearing liabilities

Average balance sheet and interest rates

	Half Year March 2023			Half Year Sept 2022			Half Year March 2022
	Average		Average	Average		Average	Average		Average
	balance	Interest	rate	balance	Interest	rate	balance	Interest	rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Loans[1]	699,735	16,276	4.7	683,786	11,549	3.4	669,815	9,547	2.9
Housing	481,538	10,174	4.2	472,098	7,349	3.1	468,207	6,317	2.7
Personal	13,485	556	8.3	14,471	582	8.0	15,618	618	7.9
Business	204,712	5,546	5.4	197,217	3,618	3.7	185,990	2,612	2.8
Trading securities and financial assets measured at FVIS	29,044	498	3.4	23,426	224	1.9	22,243	123	1.1
Investment securities	76,015	918	2.4	77,783	620	1.6	77,779	506	1.3
Other interest earning assets[2]	129,414	2,147	3.3	116,786	653	1.1	101,392	23	-
Assets held for sale	-	-	-	5	-	-	846	6	1.4
Total interest earning assets and interest income	934,208	19,839	4.3	901,786	13,046	2.9	872,075	10,205	2.3
Non-interest earning assets
Derivative financial instruments	25,290			28,479			18,283
Assets held for sale	60			1,843			3,048
All other assets[3]	58,365			59,492			64,427
Total non-interest earning assets	83,715			89,814			85,758
Total assets	1,017,923			991,600			957,833
Liabilities
Interest bearing liabilities
Deposits and other borrowings	599,545	6,952	2.3	581,038	2,448	0.8	570,842	761	0.3
Certificates of deposit	45,447	799	3.5	48,068	347	1.4	46,544	48	0.2
At call	386,455	3,520	1.8	389,417	1,158	0.6	391,719	342	0.2
Term	167,643	2,633	3.1	143,553	943	1.3	132,579	371	0.6
Repurchase agreements	41,310	228	1.1	39,807	112	0.6	35,740	38	0.2
Loan capital	33,649	620	3.7	30,910	586	3.8	30,504	440	2.9
Other interest bearing liabilities[4]	174,925	2,926	3.4	167,147	1,027	1.2	149,307	678	0.9
Total interest bearing liabilities and interest expense	849,429	10,726	2.5	818,902	4,173	1.0	786,393	1,917	0.5
Non-interest bearing liabilities
Deposits and other borrowings	68,678			69,082			69,413
Derivative financial instruments	29,765			30,434			19,035
Liabilities held for sale	26			590			775
All other liabilities[5]	(969)			3,072			11,087
Total non-interest bearing liabilities	97,500			103,178			100,310
Total liabilities	946,929			922,080			886,703
Shareholders’ equity	70,947			69,467			71,073
NCI	47			53			57
Total equity	70,994			69,520			71,130
Total liabilities and equity	1,017,923			991,600			957,833
Loans
Australia	602,493	13,791	4.6	590,428	9,679	3.3	574,439	8,015	2.8
New Zealand	90,605	2,304	5.1	86,989	1,755	4.0	89,021	1,448	3.3
Other overseas	6,637	181	5.5	6,369	115	3.6	6,355	84	2.7
Deposits and other borrowings
Australia	516,397	5,547	2.2	498,319	1,760	0.7	489,642	489	0.2
New Zealand	63,422	1,017	3.2	60,312	522	1.7	61,263	243	0.8
Other overseas	19,726	388	3.9	22,407	166	1.5	19,937	29	0.3

1.	Loans are net of Stage 3 provision for ECL, where interest income is determined based on their carrying value. Stage 1 and 2 provisions for ECL are not included in the average interest earning assets balance, as interest income is determined based on the gross value of loans and other receivables.
2.	Interest income includes net ineffectiveness on qualifying hedges.
3.	Includes property and equipment, intangible assets, deferred tax assets, non-interest bearing loans relating to mortgage offset accounts and all other non-interest earning assets.
4.	Includes net impact of Treasury balance sheet management activities and the Bank Levy.
5.	Includes other financial liabilities, provisions, current and deferred tax liabilities and all other non-interest bearing liabilities.